Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 - SUBSEQUENT EVENTS

On February 1, 2021, RMH Overhead, LLC. ("RMH") an entity owned by Rick Havenstrite, President of the Company, purchased a CAT 740B Articulated Haul Truck from Wheeler CAT. This truck had previously been owned by the Company with an associated note payable to Wheeler CAT. At the time, the Company owed Wheeler CAT five monthly payments along with a major repair billing. RMH paid Wheeler CAT the five past due payments plus an amount to complete the purchase of the truck. As of February 1, 2021, the Company has no liability to Wheeler CAT in regard to this piece of equipment. Beginning February 1, 2021, the Company began renting this truck from RMH at a rate of $10,000 per month on a month-to-month rental.

On December 1, 2020, the Company notified PDK that it would not be able to make the December delivery of gold and elected to use one of the delivery postponement options under the Amended Agreement. This provision permits the Company to delay delivery by up to 30 days by delivering the amount of gold due on the previous month's due date, plus interest calculated at the default interest rate. At the end of this 30-day extension period the Company was unable to deliver the December payment. The Company has also failed to make the gold deliveries for January, February and March of 2021. In February and March 2021, the Company received invoices from PDK for $448,000 each month for the missed deliveries in February and March 2021, respectively. Although invoices for the payments due in February and March 2021 have been received, notice of default has not been received from the Buyer. The failure to make gold deliveries under the Amended Agreement provides PDK with certain remedies, including termination of the agreement, demand for early payment of the entire delivery obligations, and enforcement of foreclosure rights against the assets pledged as security under the agreement. Management is involved in ongoing discussions with representatives of PDK in an attempt to resolve these late payments and to renegotiate the terms of the gold delivery agreement.